DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2015
Development Expense Of Recorded In Marketing Expense	$ 122,763
Agreement Amount	5,000,000
Cash Equivalents	0	$ 0
Allowance For Uncollectible Accounts Receivable	225,000	762,815
Impairment Of Goodwill	663,434	853,366
Impairment Of Intangible Assets	$ 330,508
Impairment Expenses Long Lived Assets		1,849,630
Estimated Useful Life	5 years
Preferred Stock, Authorized	1,000,000
Convertible Promissory Notes	$ 3,900,400	$ 1,753,204
Accounts Receivable
Concentration Risk	45.00%	78.00%
Computers and Office Equipment
Estimated Useful Life	3 years
Telecommunications Equipment | Minimum
Estimated Useful Life	7 years
TPT MedTech
Deferred Revenue	$ 41,000	$ 41,000
Ally Pharma Member
Mezzanine Stock, Issued	110,000,000
Ownership Percentage	80.00%
Deferred Revenue	$ 421,643	$ 292,847
Asia [Member]
International Sales	$ 165,834
Series A Preferred Stock
Preferred Stock, Authorized	1,500,000,000	1,000,000	100,000,000
Percentage Of Common Stock Conversion	60.00%	60.00%
Mezzanine Stock, Issued	1,000,000	1,000,000
Total Services Revenues
Estimated Useful Life	10 years
Preferred Stock, Authorized	1,250,000,000
Stimulus Offerings	$ 1,402,700
Amount Raised From Common Shares	855,094
Convertible Promissory Notes	$ 543,500
Percentage Of Common Stock Conversion	60.00%